THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------

THE FUND

    The Thai Capital Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. The Fund seeks long-term capital appreciation through investment primarily in equity securities of Thai companies. The Fund's investments in Thailand are made through a wholly-owned Investment Plan established under an agreement between The Mutual Fund Public Company Limited (the "Manager") and the Fund. The Fund's investments through the Investment Plan are managed by the Manager. Daiwa International Capital Management (H.K.) Ltd. provides the Manager with advice regarding investments by the Investment Plan and manages the Fund's assets held outside the Investment Plan.

SHAREHOLDER INFORMATION

    The Fund's shares are listed on the New York Stock Exchange ("NYSE") and the Osaka Securities Exchange ("OSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE or the OSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges.

    The Fund's NYSE trading symbol is "TC". Weekly comparative net asset value
(NAV) and market price information about the Fund is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES, and each Saturday in BARRON'S, and also in many other newspapers. The Fund's weekly NAV is also available by calling (800) 933-3440 or (201) 915-3020.

INQUIRIES

    All general inquiries and requests for information should be directed to the Fund at (800) 426-5523 or (781) 575-2000. All written inquiries should be directed to the Fund at the following address:

                            The Thai Capital Fund, Inc.
                            c/o Daiwa Securities Trust Company
                            One Evertrust Plaza, 9th Floor
                            Jersey City, New Jersey 07302

    For specific information about your share account, please contact State Street Bank and Trust Company (the "Plan Agent") at the address shown below.

DIVIDEND REINVESTMENT PLAN

    A Dividend Reinvestment Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent at the following address:

                            The Thai Capital Fund, Inc.
                            c/o State Street Bank and Trust Company
                            P.O. Box 8200
                            Boston, MA 02266-8200
                            Telephone: (800) 426-5523 or
                                       (781) 575-2000

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

                                                                  August 3, 1998
DEAR SHAREHOLDERS:

    The Management of The Thai Capital Fund, Inc. (the "Fund") would like to take this opportunity to inform its shareholders about the recent state of the Thai economy, the activities of the Stock Exchange of Thailand ("SET") and the Fund's performance for the six months ended June 30, 1998.

A REVIEW OF THE THAI ECONOMY

    In the first half of 1998, the Thai economy continued to contract from 1997 levels. Production dropped in almost all major industries, while investment in both the private and public sectors declined further. The trade balance and current account remained in surplus, although exports in US dollar terms declined marginally and imports in terms of US dollars continued to drop drastically. The balance of payments did not show a significant upward trend of surplus. Nonetheless, in May 1998, it turned, resulting in a deficit of US$1.87 billion. International reserves stood at US$26.1 billion on June 15, 1998, which were in line with the IMF's target of US$26-28 billion. After the cancellation of the two-tier currency exchange market by the Bank of Thailand, the baht has strengthened significantly from 58 baht per US dollar on January 12, 1998 to 37 baht per US dollar on March 30, 1998. However, the baht closed at 42.06 per US dollar on June 30, 1998, as a result of the effects of the weakening Japanese yen and other regional currencies.

    Domestically, tight liquidity in the money market still remained throughout the first half of 1998. However, it has improved slightly since the Bank of Thailand lowered the one-day repurchase rate, leading to a decline in the interbank rate from a peak of 24% to 18% by the end of June. In order to tackle the economic crisis, the Thai government implemented additional measures by establishing a special committee to operate the debt restructuring and implement tax exemptions in order to accelerate and encourage debtors and creditors in the debt negotiation process. It is estimated that this debt restructuring process should alleviate the situation and aid economic recovery. However, the debt negotiation process may require a longer period due to the number of parties involved and the foreclosure law amendment that is expected to be finalized by October 1998.

    For the entire year 1998, the Thai economy is expected to contract by six percent, with a decrease in consumption and investment. Exports in terms of US dollars are estimated to drop marginally due to high competition and the regional crises, while imports in terms of US dollars are anticipated to decline sharply. Thus, the trade balance and current account are expected to be in surplus.

THE FIRST HALF OF 1998 STOCK MARKET OVERVIEW

    During the first quarter of 1998, the Thai stock market sentiment was more positive due to the improvement of the trade account and current account surpluses for eight consecutive months and foreign capital inflow, as well as the Thai government's strict adherence to the IMF's austerity program. To prevent a "run" on deposits, the Bank of Thailand took over four commercial banks and implemented new strict loan provisioning regulations in line with the international BIS standard. After the Bank of Thailand announced the cancellation of the two-tier currency exchange market for the baht, the SET Index rebounded dramatically, from 339 points on January 12, 1998 to its peak of 564 points on February 13, 1998, an increase of 66.37%.

    However, in the second quarter of 1998, the Thai stock market sentiment turned negative. There was concern regarding the spread of the economic recession, particularly in Japan and Hong Kong, caused by the weakness of the Japanese yen which fell below 140 yen per US dollar. This, in turn, affected other regional

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
currencies and depressed the sentiment of the regional stock markets. The falling yen has created speculative pressure of devaluation on the Chinese yuan. Moreover, domestically, Standard and Poor's and Moody's Investors Service downgraded several large Thai commercial banks. This was followed by the Bank of Thailand's order that seven insolvent finance companies merge with Krung Thai Thanakit Finance and Securities. The increase in the unemployment rate and bankruptcies cases, combined with the severe liquidity crunch, also had a negative impact on the stock market.

    At the end of June 1998, the SET Index closed at 267.33 points, a decrease of 105.36 points or 28.27 percent from December 31, 1997. During the six-month period, the average daily turnover was about 3.04 billion baht, a decline of 722 million baht from the average of 1997.

    Concern about economic recession, particularly in Japan and Hong Kong, compounded by the weakening yen and regional currencies, could cause a negative impact on stocks around the ASEAN region. Japanese economic policies and measures to solve its economic problems could substantially affect the baht and the Thai stock market. In addition, announcements of listed companies' results are likely to cause further volatility on the Thai stock market. On the other hand, the success of privatization and the sale by the Thai government of US$2.0 billion in Global Bonds should not only be seen as a sign of investors' confidence in Thai economic fundamentals, but should also improve liquidity in the system.

THE FUND'S PERFORMANCE AND STRATEGY

    As of June 30, 1998, the net asset value of the Fund was US$2.31 per share, as compared to US$2.88 on December 31, 1997. The total investment return for the six months ended June 30, 1998 was a negative 19.79%. During the same period, the SET Index decreased by 19.54% in US dollar terms. The Fund through June 30,1998 under-performed the SET Index by 0.25% during the six month period due to the market volatility. For the year to date through July 31, 1998, the performance of the Fund has outpaced the SET by 2.33%. Since inception through July 31, 1998, the Fund has outperformed the SET Index by 19.58%.

    During the remainder of 1998, the Fund intends to be overweight in the energy, food and beverage, and utilities sectors, and take a neutral position in building and furnishings, communications and the entertainment sectors. The Fund currently intends to be underweight in the banking, finance, and transportation sectors.

    The Fund has not invested, and presently does not intend to invest, in derivative securities. Although foreign currency hedging is permitted by the Fund's policies, the Fund has not engaged in any such hedging.

YEAR 2000 ISSUE

    In a separate matter, the Fund has reviewed the current status of its exposure to the Year 2000 computer issue. Like other investment companies and financial and business organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly address this problem prior to January 1, 2000. After analysis of these issues, management of the Fund does not anticipate that the transition to the 21st Century will have any material impact on the Fund's operations. In addition, the management of the Fund has sought assurances from the Fund's service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the management of the Fund will continue to monitor the situation. However, at this time, no assurance can be given that the Fund's service providers have anticipated every step necessary to avoid any adverse effect on the Fund attributable to the Year 2000 problem.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

PORTFOLIO MANAGEMENT

    Mrs. Charintorn Vongspootorn has been the Fund's portfolio manager since its inception in June 1990. She has been employed by The Mutual Fund Public Company Limited, the Fund's investment manager, for 22 years and her current position is Senior Executive Vice President and head of the Fund Management Department.

    During the period, the Fund reluctantly accepted the resignations of Mr. Damrongsuk Amatyakul and Dr. Suvit Yodmani, two members of the Board of Directors. Mr. Damrongsuk also resigned his position as the Fund's President. Mr. Daniel F. Barry has been appointed by the Fund's Board of Directors as the Fund's Acting President until such time that a permanent President is appointed. It is anticipated that a new President and Directors will be nominated and elected at the quarterly meeting of the Fund's Board to be held in early September 1998.

    The Board of Directors of the Fund has decided to review the Fund's current investment management arrangement and, in that connection, is considering various alternatives.

    Finally, the Fund's management would like to thank all shareholders for your continued participation and interest in The Thai Capital Fund, Inc. We hope to continue to receive support from you, so that the Fund can move forward into the next period of operations with stability.

Sincerely yours,

/s/ SHUICHI KOMORI                             /s/ DANIEL F. BARRY
SHUICHI KOMORI                                 DANIEL F. BARRY
CHAIRMAN OF THE BOARD                          ACTING PRESIDENT

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

-------------------------------------------
THAI COMMON STOCKS AND WARRANTS--81.47%
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
BANKS & FINANCIAL SERVICES--10.03%
   845,000  Bangkok Bank Ltd...................  $    876,243
   784,500  The Thai Farmers Bank Ltd..........       570,389
   147,500  The Thai Farmers Bank Ltd.
             Warrants, 1999*(1)................         8,790
                                                 ------------
                                                    1,455,422
                                                 ------------
BUILDING MATERIALS--4.68%
   325,000  Nakornthai Strip Mill Company
             Ltd.*.............................        57,332
    87,300  The Siam Cement Company Ltd........       374,598
   113,900  The Siam City Cement Company
             Ltd...............................        81,456
    69,500  Thai Wire Products Company Ltd.....         3,976
   247,700  Tipco Asphalt Company Ltd..........       160,905
                                                 ------------
                                                      678,267
                                                 ------------
CHEMICALS--0.78%
 1,255,000  Aromatics*.........................        80,777
    37,000  National Fertilizer Co., Ltd.*.....         2,557
   104,300  National Petrochemical Company
             Ltd...............................        29,215
                                                 ------------
                                                      112,549
                                                 ------------
COMMERCE--1.21%
   195,900  Berli Jucker Company Ltd...........       175,123
                                                 ------------
COMMUNICATION--11.00%
   211,850  Advanced Information Service
             Company Ltd.......................       848,430

  SHARES                                            VALUE
----------                                       ------------

   115,100  Jasmine International Company
             Ltd...............................  $     37,041
   131,900  Shinawatra Computer Company Ltd....       374,171
   981,600  Shinawatra Satellite Company
             Ltd...............................       304,198
   144,000  Telecom Asia Corporation Ltd.*.....        32,268
                                                 ------------
                                                    1,596,108
                                                 ------------
ELECTRICAL PRODUCTS & COMPUTERS--0.21%
    38,000  K. R. Precision Company Ltd........        24,005
    76,600  Onpa International Ltd.............         6,939
                                                 ------------
                                                       30,944
                                                 ------------
ELECTRONIC COMPONENTS--2.50%
   295,200  CVD Entertainment Company..........        49,260
    59,600  Hana Microelectronic Company
             Ltd...............................       152,023
    43,200  KCE Electronics Company Ltd........       160,652
   100,000  Thai Precision Manufacturing
             Company Ltd.*+....................            24
                                                 ------------
                                                      361,959
                                                 ------------
ENERGY--19.38%
    92,350  Ban-Pu Coal Company Ltd............        90,261
   320,300  Banchak Petroleum Co., Ltd.........        45,049
   539,000  Cogeneration Company Ltd.*.........       218,432

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

THAI COMMON STOCKS AND WARRANTS (CONTINUED)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
ENERGY (CONCLUDED)
   730,000  Electricity Generating Company
             Ltd...............................  $    939,712
   214,300  Lanna Lignite Company Ltd..........       148,149
   179,600  PTT Exploration and Production
             Company Ltd.......................     1,370,045
                                                 ------------
                                                    2,811,648
                                                 ------------
ENTERTAINMENT--5.57%
   187,000  BEC World Company Ltd..............       726,620
    33,000  Grammy Entertainment Company
             Ltd...............................        77,094
     6,477  International Broadcasting Co.,
             Ltd.*.............................         4,323
                                                 ------------
                                                      808,037
                                                 ------------
FINANCE & SECURITIES--1.98%
   953,860  SG Asia Credit Co., Ltd.*..........       191,004
    44,800  ABN Amro Asia Securities Trading
             Co................................        26,165
   185,000  Capital Nomura Securities..........        70,562
                                                 ------------
                                                      287,731
                                                 ------------
HEALTH CARE SERVICES--0.12%
    63,100  Nonthavej Hospital Company Ltd.....        18,051
                                                 ------------
MACHINERY--0.27%
   113,000  Thai Engine Manufacturing Company
             Ltd.*.............................        39,733
                                                 ------------
MISCELLANEOUS--2.19%
   230,100  Eastern Water Resources
             Devolpment........................       318,143
                                                 ------------

  SHARES                                            VALUE
----------                                       ------------

PROPERTY DEVELOPMENT--3.47%
   290,000  Central Pattana Company Ltd........  $     61,527
   389,450  Ch. Karnchang Company Ltd..........       378,319
   300,000  Land and House Co. Ltd.............        53,637
    98,800  PAE (Thailand) Company Ltd.*.......         9,185
                                                 ------------
                                                      502,668
                                                 ------------
PUBLISHING--1.39%
   327,900  Amarin Printing and Publishing
             Company Ltd.......................       152,424
   229,800  Nation Publishing Group Company
             Ltd...............................        49,303
                                                 ------------
                                                      201,727
                                                 ------------
PULP & PAPER--0.74%
   124,146  Advance Agro Company Ltd.*.........       108,020
                                                 ------------
RETAIL FOOD--4.00%
    61,400  Thai Union Frozen Products Co.,
             Ltd...............................       190,279
   140,900  The Pizza Company Ltd..............       389,625
                                                 ------------
                                                      579,904
                                                 ------------
TEXTILE--3.74%
   939,500  Saha Union Corporation Ltd.........       543,109
                                                 ------------
TRANSPORTATION--5.77%
 1,839,300  Bangkok Expressway Company Ltd.*...       745,384
    39,600  Regional Container Lines Company
             Ltd...............................        31,152

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (CONCLUDED)
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

THAI COMMON STOCKS AND WARRANTS (CONCLUDED)
-------------------------------------------

  SHARES                                            VALUE
----------                                       ------------
TRANSPORTATION (CONCLUDED)
   178,000  Thoresen Thai Agencies Company
             Ltd...............................  $     60,466
                                                 ------------
                                                      837,002
                                                 ------------
VEHICLES & PARTS--2.44%
    19,900  Inoue Rubber Co., Ltd..............         3,084
    98,000  Thai Rung Union Car Company Ltd....        30,954
   312,000  Thai Storage Battery Company
             Ltd...............................       319,817
                                                 ------------
                                                      353,855
                                                 ------------
Total Thai Common Stocks and Warrants
  (Cost--$40,384,767)..........................    11,820,000
                                                 ------------

-------------------------------------------
SHORT-TERM
INVESTMENTS--19.53%
-------------------------------------------

PRINCIPAL
  AMOUNT
  (000)
----------
THAI BAHT BILLS OF EXCHANGE--3.28%
    10,000  Deutsche Bank, 14.5% due 7/3/98....       238,385
    10,000  Hong Kong and Shanghai Bank, 16%
             due 7/2/98........................       237,552
                                                 ------------
Total Thai Baht Bills of Exchange..............       475,937
                                                 ------------
THAI BAHT PROMISSORY NOTES--4.60%
    22,000  ABN-AMRO Bank, 7.0% (Payable on
             Demand)...........................       524,446
     6,000  Citibank N.A. Bangkok, 14% (Payable
             on Demand)........................       143,031
                                                 ------------
Total Thai Baht Promissory Notes...............       667,477
                                                 ------------

SHORT-TERM INVESTMENTS
(CONCLUDED)
-------------------------------------------

PRINCIPAL
  AMOUNT
  (000)                                             VALUE
----------                                       ------------
THAI BAHT SAVINGS ACCOUNTS--4.39%
     1,416  Bangkok Bank Ltd., 5.00% (Payable
             on Demand)........................  $     33,761
    16,000  Citibank N.A. Gold, 13.5% (Payable
             on Demand)........................       381,416
     9,283  Thai Farmers Bank Ltd., 5.00%
             (Payable on Demand)...............       221,300
                                                 ------------
Total Thai Baht Savings Accounts...............       636,477
                                                 ------------
U.S. DOLLAR TIME DEPOSIT--2.42%
       351  Bank of New York, 3.60% due
             7/1/98............................       351,493
                                                 ------------
U.S. TREASURY BILL--4.84%
       710  U.S. Treasury Bill, 4.55% due
             9/17/98...........................       701,735
                                                 ------------
Total Short-Term Investments
  (Cost--$2,859,442)...........................     2,833,119
                                                 ------------
Total Investments--101.00%
  (Cost--$43,244,209)..........................    14,653,119
Liabilities in excess of other
  assets--(1.00)%..............................     (145,760)
                                                 ------------
NET ASSETS (Applicable to 6,278,588 shares of
  capital stock outstanding; equivalent to
  $2.31 per share)--100.00%....................  $ 14,507,359
                                                 ------------
                                                 ------------

------------------------

   *  Non-income producing securities.
   + Unlisted security. This unlisted security has been valued in good faith in such a manner as prescribed by the Board of Directors.
 (1)  Each warrant entitles holders to buy one share of Common Stock for THB
      200.

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------

TEN LARGEST COMMON STOCK
CLASSIFICATIONS HELD
JUNE 30, 1998 (UNAUDITED)
-------------------------------------------

                                     PERCENT OF
INDUSTRY                             NET ASSETS
-----------------------------------  ----------
Energy.............................    19.38%
Communication......................    11.00
Banks & Financial Services*........    10.03
Transportation.....................     5.77
Entertainment......................     5.57
Building Materials.................     4.68
Retail Food........................     4.00
Textile............................     3.74
Property Development...............     3.47
Electronic Components..............     2.50

TEN LARGEST COMMON STOCK
POSITIONS HELD
JUNE 30, 1998 (UNAUDITED)
-------------------------------------------

                                     PERCENT OF
ISSUE                                NET ASSETS
-----------------------------------  ----------
PTT Exploration and Production
 Company Ltd.......................     9.44%
Electricity Generating Company
Ltd................................     6.48
Bangkok Bank Ltd...................     6.04
Advanced Information Service
 Company Ltd.......................     5.85
Bangkok Expressway Company Ltd.....     5.14
BEC World Company Ltd..............     5.01
The Thai Farmers Bank Ltd..........     3.93
Saha Union Corporation Ltd.........     3.74
The Pizza Company Ltd..............     2.69
Ch. Karnchang Company Ltd..........     2.61

------------------------

   *  Includes the value of warrants.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value
   (cost--$43,244,209).......................    $  14,653,119
  Interest receivable........................           20,947
  Prepaid expenses...........................            8,679
                                                 -------------
    Total assets.............................       14,682,745
                                                 -------------
LIABILITIES
  Payable for securities purchased...........            3,810
  Accrued Thai tax provision.................           17,845
  Accrued expenses and other liabilities.....          153,731
                                                 -------------
    Total liabilities........................          175,386
                                                 -------------
NET ASSETS
  Capital stock, $0.01 par value per share;
   total 100,000,000 shares authorized;
   6,278,588 shares issued and outstanding...           62,786
  Paid-in capital in excess of par value.....       64,407,735
  Accumulated net investment loss............         (106,018)
  Accumulated net realized loss on
   investments and foreign currency
   transactions..............................      (21,185,274)
  Net unrealized depreciation on investments
   and other assets and liabilities
   denominated in foreign currency...........      (28,671,870)
                                                 -------------
    Net assets applicable to shares
     outstanding.............................    $  14,507,359
                                                 -------------
                                                 -------------
        NET ASSET VALUE PER SHARE............    $        2.31
                                                 -------------
                                                 -------------

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends..................................    $    110,980
  Interest...................................         183,707
                                                 ------------
    Total investment income..................         294,687
                                                 ------------
EXPENSES:
  Investment advisory fee....................          63,207
  Investment management fee..................          59,982
  Administration fee.........................          51,530
  Osaka Securities Exchange fees and
   expenses..................................          34,520
  Legal fees and expenses....................          33,534
  Reports and notices to shareholders........          31,657
  Audit and tax services.....................          23,672
  Directors' fees and expenses...............          21,748
  Insurance expense..........................          19,819
  Custodian fees and expenses................          19,058
  Transfer agency fee and expenses...........           9,862
  Other......................................          14,271
                                                 ------------
    Total expenses...........................         382,860
                                                 ------------
NET INVESTMENT LOSS BEFORE TAX...............         (88,173)
  Provision for applicable Thai tax..........         (17,845)
                                                 ------------
NET INVESTMENT LOSS..........................        (106,018)
                                                 ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES AND FOREIGN CURRENCY
 TRANSACTIONS:
  Net realized losses on investments.........      (2,605,823)
  Net realized foreign currency transaction
   losses....................................        (793,456)
  Net change in unrealized appreciation
   (depreciation) on equity investments......      (5,484,420)
  Net change in unrealized appreciation
   (depreciation) on translation of
   short-term investments and other assets
   and liabilities denominated in foreign
   currency..................................       5,395,900
                                                 ------------
Net realized and unrealized losses from
 investment activities and foreign currency
 transactions................................      (3,487,799)
                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..................................    $ (3,593,817)
                                                 ------------
                                                 ------------

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 FOR THE SIX
                                                    MONTHS
                                                    ENDED         FOR THE YEAR
                                                   JUNE 30,           ENDED
                                                     1998         DECEMBER 31,
                                                 (UNAUDITED)          1997
                                                 ------------     -------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income (loss)+..............    $   (106,018)    $     465,884
  Net realized loss on:
    Investments..............................      (2,605,823)      (17,571,593)
    Foreign currency transactions............        (793,456)       (3,062,501)
  Net change in unrealized appreciation
   (depreciation) on:
    Investments in equity securities.........      (5,484,420)      (21,178,455)
    Translation of short-term investments and
     other assets and liabilities denominated
     in foreign currency.....................       5,395,900          (876,631)
                                                 ------------     -------------
  Net decrease in net assets resulting from
   operations................................      (3,593,817)      (42,223,296)
                                                 ------------     -------------
FROM CAPITAL STOCK TRANSACTIONS:
  Sale of capital stock resulting from
   reinvestment of dividends.................         --                189,322
                                                 ------------     -------------
  Net decrease in net assets.................      (3,593,817)      (42,033,974)
NET ASSETS:
  Beginning of period........................      18,101,176        60,135,150
                                                 ------------     -------------
  End of period..............................    $ 14,507,359     $  18,101,176
                                                 ------------     -------------
                                                 ------------     -------------

------------------------

+    After provision for Thai taxes.

                See accompanying notes to financial statements.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    The Thai Capital Fund, Inc. (the "Fund") was incorporated in Maryland on March 14, 1990. Its operations through May 21, 1990 were limited to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 and the sale and issuance of 8,961 shares to Daiwa Securities America Inc. ("DSA"), a lead underwriter of the Fund and an affiliate of Daiwa International Capital Management (H.K.) Limited (the "Adviser"), the Fund's investment adviser, and of Daiwa Securities Trust Company ("DSTC"), the Fund's administrator and U.S. custodian.

    The Fund makes its investments in Thailand through an Investment Plan pursuant to a contract with The Mutual Fund Public Company, Limited (the "Manager"). The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Investment Plan and the Fund.

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.

    VALUATION OF INVESTMENTS--Securities listed on the Securities Exchange of Thailand for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if there were no sales on such date, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices. In instances where quotations are not readily available or where the price determined is deemed not to represent fair market value, fair value is determined in good faith in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

    TAX STATUS--It is the Fund's intention to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for U.S. Federal income or excise taxes is required in the financial statements.

    Remittances from the Investment Plan to the Fund are subject to a Thai withholding tax of 10% and such remittances are required by Thai law to be derived only from the Plan's net income and net realized gains on the sale of securities. The Fund records a provision for such taxes based upon the Investment Plan's net income and net realized capital gains, and unrealized appreciation on investments determined by reference to the Baht.

    DIVIDENDS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital. The temporary book/tax differences are primarily related to the accrual for Thai withholding taxes.

    FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currency are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are accounted for on the trade date (the date upon which the order to buy or sell is executed). Costs used in determining realized gains and losses on the sale of investments are those of specific securities sold. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, but recorded as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

INVESTMENT MANAGER AND INVESTMENT ADVISER

    The Manager acts as the investment manager of the Investment Plan pursuant to the Investment Contract. The Manager makes the investment management decisions relating to the Fund's assets held through the Investment Plan. For its management services, the Manager receive a fee, which accrues weekly and is payable monthly in Baht, at an annual rate of 0.60% of the Investment Plan's net assets. At June 30, 1998, the Fund owed the Manager $7,503. In addition, as permitted by the Investment Contract, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund.

    Under the International Investment Advisory Agreement, the Adviser provides general and specific investment advice to the Manager with respect to the Fund's assets held through the Investment Plan, but the Manager makes the ultimate decisions regarding investments. In addition, the Adviser manages the Fund's assets held outside the Investment Plan. The Fund pays to the Adviser a fee,which accrues weekly and is payable monthly in U.S. Dollars, at an annual rate equal to .60% of the Fund's average net assets. At June 30, 1998, the Fund owed the Adviser $7,684.

    A director and officer of the Fund is also an officer of the Manager.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ADMINISTRATOR AND CUSTODIAN AND OTHER RELATED PARTIES

    DSTC provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum annual fee of $150,000. DSTC has voluntarily decreased its minimum annual administration fee to $100,000 for the year 1998. In addition, as permitted by the Administration Agreement, the Fund reimburses DSTC for its out-of-pocket expenses related to the Fund. However, for the six months ended June 30, 1998, there were no out-of-pocket expenses incurred by the Administrator.

    DSTC also acts as custodian for the Fund's U.S. assets. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. During the six months ended June 30, 1998, DSTC earned $5,432, as compensation for its custodial services to the Fund.

    At June 30, 1998, the Fund owed $9,863 and $636 to DSTC for administration and custodian fees, respectively.

    The Fund paid or accrued $33,534 for the six months ended June 30, 1998 for legal services in conjunction with the Fund's ongoing operations to a law firm of which the Fund's Assistant Secretary is a partner.

INVESTMENTS IN SECURITIES

    During the six months ended June 30, 1998, the Fund made purchases of $10,839,528 and sales of $5,669,476 of investment securities, excluding temporary cash investments. The aggregate cost of investments at June 30, 1998 for Federal income tax purposes was $40,384,767, excluding $2,859,442 of short-term investments. At June 30, 1998, net unrealized depreciation for Federal income tax purposes aggregated $28,651,568 of which $110,240 related to appreciated securities and $28,761,808 related to depreciated securities.

CONCENTRATION OF RISK

    The Fund's investments in Thailand involve certain consideration and risks not typically associated with domestic investments as a result of, among others, the possibility of future economic and political developments and the level of government supervision and regulation of securities markets.

    At June 30, 1998, the Fund had approximately 12% of its net assets invested in short-term cash instruments of financial institutions located in Thailand. The Fund deposits monies with institutions which the manager believes to be of high credit worthiness, with low risk of loss of principal or interest.

    The currency transactions of the Fund and the Investment Plan are subject to Thai foreign exchange control regulations. Remittances from the Plan require the approval of the Exchange Control Officer of the Bank of Thailand. There can be no assurance that approval of remittances from the Plan will be granted in a timely fashion or at all.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (CONCLUDED)
--------------------------------------------------------------------------------

CAPITAL STOCK

    There are 100,000,000 shares of $0.01 par value common stock authorized. During the year ended December 31, 1997, 18,979 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends.

    Of the 6,278,588 shares outstanding at June 30, 1998, Daiwa Securities America Inc., a lead underwriter of the Fund and an affiliate of both the Advisor and DSTC, owned 14,460 shares.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding during each period is presented below:

                                                      FOR THE
                                                        SIX
                                                       MONTHS
                                                       ENDED
                                                      JUNE 30,                   FOR THE YEARS ENDED DECEMBER 31,
                                                        1998      --------------------------------------------------------------
                                                     (UNAUDITED)     1997         1996         1995         1994         1993
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period..............      $  2.88      $  9.61      $ 17.52       $20.11       $23.81       $12.02
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Net investment income (loss)*.....................       (0.02)         0.07         0.02       (0.06)       (0.02)         0.06
Net realized and unrealized gains (losses) on
 investments and foreign currency transactions*...       (0.55)       (6.80)       (4.58)       (0.51)       (3.03)        12.03
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value
 resulting from operations........................       (0.57)       (6.73)       (4.56)       (0.57)       (3.05)        12.09
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Less: dividends and distributions to shareholders
  Net investment income...........................       --           --           --           --           --           (0.06)
  Amounts in excess of net investment income......       --           --           --           --           (0.07)       (0.07)
  Net realized gains on investments and foreign
   currency transactions..........................       --           --           (3.35)       (2.00)       (0.50)       (0.01)
  Amounts in excess of net realized gains.........       --           --           --           --           (0.08)       (0.16)
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Total dividends and distributions to
 shareholders.....................................       --           --           (3.35)       (2.00)       (0.65)       (0.30)
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Dilutive effect of dividend reinvestment..........       --           --           --           (0.02)       --           --
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period....................      $  2.31      $  2.88      $  9.61       $17.52       $20.11       $23.81
                                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Per share market value, end of period.............     $  3.875     $  3.750     $ 10.000      $15.750      $16.625      $22.750
                                                     ----------   ----------   ----------   ----------   ----------   ----------
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Total investment return:
  Based on market price at beginning and end of
   period, assuming reinvestment of dividends.....         3.33%     (62.50)%     (21.03)%        8.53%     (24.44)%      109.50%
  Based on net asset value at beginning and end of
   period, assuming reinvestment of dividends.....      (19.79)%     (70.03)%     (31.78)%      (0.19)%     (12.66)%      102.94%
Ratios and supplemental data:
  Net assets, end of period (in millions).........      $  14.5      $  18.1      $  60.1       $108.8       $124.1       $146.8
  Ratios to average net assets of:
    Expenses, excluding Thai taxes applicable to
     net investment income........................         3.66%**       2.78%+       2.11%+       2.17%+       1.99%       2.15%
    Expenses, including Thai taxes applicable to
     net investment income........................         3.83%**       3.16%+       2.26%+       2.29%+       2.12%       2.35%
    Net investment income (loss)*.................       (1.01)%**       1.15%       0.15%      (0.33)%      (0.08)%        0.41%
Portfolio turnover................................        27.47%       40.61%       33.36%       29.90%       44.47%       58.42%
Average commission rate per share++...............     $  0.0021    $  0.0059    $  0.0123     N/A          N/A          N/A

----------------------------------
  *  After provision for Thai taxes.
  + Ratios for the years ended December 31, 1997, 1996 and 1995 include certain costs incurred in connection with the proposed rights offering which have been expensed by the Fund. If such expenses had not been included, the ratios would have been 2.72% and 3.10% for the year ended December 31, 1997, 2.07% and 2.22%, for the year ended December 31, 1996 and 2.03% and 2.14%, for the year ended December 31, 1995.
 **  Annualized.
 ++ For the six months ended June 30, 1998 and for the years ended December 31, 1997 and 1996, the average commission rate paid on trades for which commissions were charged was 0.33%, 0.3% and 0.3% of the principal amount of the trade, respectively.

THE THAI CAPITAL FUND, INC.
----------------------------------------------------------------------
RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

    On June 5, 1998, the Annual Meeting of Stockholders of The Thai Capital Fund, Inc. (the "Fund") was held and the following matters were voted upon and passed.

(1) Election of two Class I Directors to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 2001 and one Class II Director to the Board of Directors of the Fund, to serve for a term expiring on the date on which the Annual Meeting of Stockholders is held in the year 1999.

              NUMBER OF SHARES/VOTES
---------------------------------------------------
                                    PROXY AUTHORITY
CLASS I                  VOTED FOR     WITHHELD
-----------------------  ---------  ---------------
Robert F. Gurnee         4,994,685       223,141
Suvit Yodmani*           5,067,582       150,244


CLASS II
-----------------------
Virabongsa Ramangkura    5,007,479       210,347

    In addition to the Directors elected at the Meeting, Shuichi Komori, Damrongsuk Amatyakul*, Austin C. Dowling and Alfred C. Morley were the other members of the Board who continued to serve as Directors of the Fund.

(2) To ratify the selection of PricewaterhouseCoopers LLP (formerly, Price Waterhouse LLP) as independent accountants of the Fund for its fiscal year ending December 31, 1998.

       NUMBER OF SHARES/VOTES
-------------------------------------
VOTED FOR  VOTED AGAINST  ABSTENTIONS
---------  -------------  -----------
5,107,856       53,196        56,774

------------------------
* Mr. Damrongsuk Amatyakul and Dr. Suvit Yodmani are no longer Directors of the Fund. Mr. Damrongsuk resigned as the Fund's President and as a Director in July 1998. Dr. Suvit resigned from the Board earlier in that same month. It is anticipated that one or more Directors may be nominated and elected by the remaining members of the Board to fill such vacancies. Under the Fund's By-Laws, any new Directors so elected must stand for election as Directors at the next Annual Meeting of Stockholders, which will be held in June, 1999.

-----------------------------------------
BOARD OF DIRECTORS

Shuichi Komori, CHAIRMAN
Austin C. Dowling
Robert F. Gurnee
Alfred C. Morley
Virabongsa Ramangkura
----------------------------------------------
OFFICERS

Daniel F. Barry
ACTING PRESIDENT
Lawrence Jacob
SECRETARY
Sean J. Peters
TREASURER
John A. Koopman
ASSISTANT TREASURER
Laurence E. Cranch
ASSISTANT SECRETARY

----------------------------------------------
ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302
----------------------------------------------
INVESTMENT MANAGER
The Mutual Fund Public Company Limited

INVESTMENT ADVISER
Daiwa International Capital Management (H.K.) Ltd.

ADMINISTRATOR
Daiwa Securities Trust Company

CUSTODIANS
Bangkok Bank Public Company, Ltd.
  (Thai Custodian)
Daiwa Securities Trust Company
  (U.S. Custodian)
TRANSFER AGENT AND REGISTRAR
State Street Bank and Trust Company

LEGAL COUNSEL
Rogers & Wells LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
----------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices.

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

The financial informatiion included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                           -------------------------

                                     [LOGO]
                                THE THAI CAPITAL
                                   FUND, INC.

                               ------------------